Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 43,161	€ 43,391	€ 43,158
Intangible assets	25,639	29,973	31,464
Property, plant & equipment	112,854	111,331	95,400
Right-of-use assets	5,429	7,719	8,102
Deferred tax assets	3,971	3,523	2,797
Investments in convertible loans	0	3,994	3,744
Other non-current assets	5,983	5,893	5,501
Total non-current assets	197,038	205,823	190,166
Current assets
Inventories and contracts in progress	14,904	16,992	17,034
Trade receivables	54,938	53,052	52,698
Other current assets	15,533	18,166	9,160
Cash and cash equivalents	133,918	102,304	127,573
Assets held for sale	4,314	0	0
Total current assets	223,607	190,514	206,465
Total assets	420,646	396,336	396,630
Equity
Share capital	4,487	4,487	4,487
Share premium	203,895	233,895	233,942
Retained earnings	26,548	19,000	5,564
Other reserves	20,633	(8,803)	(7,346)
Equity attributable to the owners of the parent	255,562	248,578	236,646
Non-controlling interest	(80)	(86)	(53)
Total equity	255,482	248,492	236,594
Non-current liabilities
Loans & borrowings	49,726	23,175	33,582
Lease liabilities	3,063	5,112	5,333
Deferred tax liabilities	2,660	3,202	3,725
Deferred income	17,344	13,268	10,701
Other non-current liabilities	486	910	1,745
Total non-current liabilities	73,280	45,666	55,086
Current liabilities
Loans & borrowings	7,759	10,383	22,873
Lease liabilities	2,565	2,614	2,610
Trade payables	20,125	23,348	21,196
Tax payables	748	1,432	1,777
Deferred income	43,523	45,998	40,791
Other current liabilities	16,362	18,403	15,703
Liabilities held for sale	802
Total current liabilities	91,884	102,178	104,950
Total equity and liabilities	€ 420,646	€ 396,336	€ 396,630